SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Property and Equipment, Schedule of Useful Lives

The estimated useful lives of property and equipment are as follows:

DESCRIPTION	ESTIMATED USEFUL LIFE
Computer equipment	3 years
Office equipment and furniture	5 to 7 years
Laboratory equipment	5 to 10 years
Leasehold improvements	shorter of useful life or lease term

Summary of Accrued Expenses

Accrued expenses and other current liabilities consist of the following as of September 30, 2014 and December 31, 2013 (in thousands):

	SEPTEMBER 30, 2014	DECEMBER 31, 2013
Accrued compensation costs	$1,101	$397
Accrued taxes	94	—
Accrued past patent expense reimbursement	161	440
Accrued research and development costs	27	53
Accrued other expense	35	19
Accrued related party costs	87	71

Total accrued expenses and other current liabilities	$1,505	$980

Accrued expenses consist of the following as of December 31, 2013 and 2012:

	DECEMBER 31,
	2013	2012
Accrued compensation costs	$397,173	$175,000
Accrued past patent expense reimbursement	440,000	166,000
Accrued research and development costs	53,000	65,000
Accrued other expense	18,839	50,666

Total accrued expenses and other current liabilities	$909,012	$456,666

Summary of Dilutive Securities Included in Calculation of Potential Dilutive Securities

As of September 30, 2014 and 2013, potentially dilutive securities include:

	SEPTEMBER 30,
	2014	2013
Series A Preferred Stock	—	20,315,397
Warrants to purchase convertible preferred stock	159,049	—
Unvested early exercise options	2,187,941	—
Options to purchase common stock	4,031,032	577,500

Total	6,378,022	20,892,897

As of December 31, 2013 and 2012, potentially dilutive securities include:

	DECEMBER 31,
	2013	2012
Series A Preferred Stock	20,315,397	—
Options to purchase common stock	2,767,222	32,500

Total	23,082,619	32,500

Summary of Securities Excluded from the Computation of Potentially Dilutive Securities

As of September 30, 2014 and 2013, the following table details those securities which have been excluded from the computation of potentially dilutive securities as their exercise prices are greater than the fair market price per common share as of September 30, 2014 and 2013, respectively.

	SEPTEMBER 30,
	2014	2013
Warrants to purchase convertible preferred stock	—	159,049

For the year ended December 31, 2013 and 2012, the following table details those securities which have been excluded from the computation of potentially dilutive securities as their exercise prices are greater than the fair market price per common share as of December 31, 2013 and 2012, respectively.

	YEAR ENDED DECEMBER 31,
	2013	2012
Securities convertible into equity	—	9,522,672
Warrants to purchase convertible preferred stock	159,049	—
Options to purchase common stock	—	395,000

Total	159,049	9,917,672

Summary of Calculation of Unaudited Basic and Diluted Net Loss Per Common Share

The following table summarizes the calculation of unaudited basic and diluted loss per common share for the three and nine months ended September 30, 2014 and 2013 (in thousands, except share and per share amounts):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2013	2014	2013
Numerator:
Net loss	$(9,051)	$(1,489)	$(29,551)	$(3,988)
Series A Preferred Stock Dividends	—	(563)	(1,089)	(866)

Net loss attributable to common shareholders	(9,051)	(2,052)	(30,640)	(4,854)

Denominator:
Weighted-average common shares outstanding	40,521,224	5,485,221	18,909,025	5,459,226
Less: weighted-average unvested common shares subject to repurchase	(2,191,198)	—	(1,525,179)	—
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	38,330,026	5,485,221	17,383,846	5,459,226

Net loss per common share attributable to common stockholders, basic and diluted	$(0.24)	$(0.37)	$(1.76)	$(0.89)